Pension Plan (Schedule of Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plan [Abstract]
Unrecognized prior service cost	$ 120	$ 129
Unrecognized net actuarial loss	84	97
Unrecognized transitional obligation	1,542	1,182
Deferred income taxes	(507)	(415)
Accumulated other comprehensive loss	$ 1,239	$ 993